Income tax - Summary of Reconciliation of Tax Expense and Accounting Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments in respect of income tax of previous years	$ 120	$ 141	$ 137
Income tax benefit/(expense) reported in the consolidated statement of operations	2,655	(2,411)	(1,258)
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accounting loss before tax	(215,048)	(57,950)	(34,367)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	44,300	12,401	7,355
Effect of tax rates in foreign jurisdictions	(835)	(1,229)	(65)
Non-deductible costs	(2,712)	(3,141)	(777)
Adjustments in respect of income tax of previous years	(120)	(141)	(137)
Change in unrecognized deferred taxes	(38,915)	(10,373)	(7,381)
Tax effect of changes in tax rates	(13)	(439)	(252)
Other	950	511	(1)
Income tax benefit/(expense) reported in the consolidated statement of operations	$ 2,655	$ (2,411)	$ (1,258)